Consolidated Statements of Changes in Equity - EUR (€) € in Thousands	Total	Share Capital [member]	Share Premium [member]	Treasury Shares [member]	Foreign Currency Translation Reserve [member]	Accumulated Deficit [member]
Equity at Dec. 31, 2023	€ (145,697)	€ 7,749	€ 2,123,074	€ (146)	€ 721	€ (2,277,095)
Net profit/(loss) for the period	(339,615)					(339,615)
Other comprehensive income/(loss), net of tax	232				232
Total comprehensive income/(loss)	(339,383)				232	(339,615)
Share-based payment (Note 8)	69,291					69,291
Transfer under stock incentive programs				28		(28)
Capital increase (Note 9)	337,760	394	337,366
Cost of capital increase	(19,291)		(19,291)
Equity at Sep. 30, 2024	(97,320)	8,143	2,441,149	(118)	953	(2,547,447)
Equity at Dec. 31, 2024	(105,706)	8,149	2,444,175	(113)	1,783	(2,559,700)
Net profit/(loss) for the period	(194,472)					(194,472)
Other comprehensive income/(loss), net of tax	(3,048)				(3,048)
Total comprehensive income/(loss)	(197,520)				(3,048)	(194,472)
Share-based payment (Note 8)	86,216					86,216
Acquisition of treasury shares (Note 10)	(17,396)			(16)		(17,380)
Transfer under stock incentive programs				49		(49)
Net settlement under stock incentive programs	(11,396)					(11,396)
Capital increase (Note 9)	71,727	135	71,592
Equity at Sep. 30, 2025	€ (174,075)	€ 8,284	€ 2,515,767	€ (80)	€ (1,265)	€ (2,696,781)